Preferred Units (Tables)	3 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of Changes in Preferred Units
The tables below summarize the changes in preferred units during the three months ended December 31, 2020 and 2019:

	Units	Amount
		($ in thousands)
Balance, September 30, 2020	504,168	$60,292
Dividends paid in kind	7,527	904
Balance, December 31, 2020	511,695	$61,196

	Units	Amount
		($ in thousands)
Balance, September 30, 2019	475,152	$56,810
Dividends paid in kind	7,094	851
Balance, December 31, 2019	482,246	$57,661